Exceptional items - Additional information (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Exceptional items
Foreign exchange gain (loss)		$ (2,000,000)	$ (1,000,000)	$ (4,000,000)
Exceptional finance (income)/expense	$ 51,000,000	23,000,000	86,000,000	46,000,000
Exceptional Income Tax Credit	(2,000,000)	2,000,000	7,000,000	11,000,000
Exceptional Net Charge before tax	(4,000,000)	12,000,000	17,000,000	22,000,000
Exceptional Finance Expense	51,000,000	23,000,000	86,000,000	46,000,000
Exceptional items.
Exceptional items
Exceptional operating items, after tax	8,000,000	12,000,000	1,000,000
Start-up related and other costs	9,000,000	11,000,000	17,000,000	21,000,000
Transaction related and other costs	1,000,000	3,000,000	4,000,000	12,000,000
Impairment - property, plant and equipment		11,000,000		11,000,000
Restructuring costs		15,000,000		15,000,000
Legal settlement			6,000,000
Exceptional finance (income)/expense		(26,000,000)	(17,000,000)	(53,000,000)
Exceptional Income Tax Credit	2,000,000	2,000,000	3,000,000	6,000,000
Professional fees				6,000,000
Exceptional Net Charge before tax	$ 10,000,000	$ 14,000,000	4,000,000	6,000,000
Net Charge On Exceptional Items			(4,000,000)
Americas | Exceptional items.
Exceptional items
Start-up related and other costs			11,000,000	14,000,000
Europe | Exceptional items.
Exceptional items
Start-up related and other costs			$ 6,000,000	7,000,000
Impairment - property, plant and equipment				11,000,000
Restructuring costs				$ 15,000,000